American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2022

NT Equity Growth - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 1.3%
Boeing Co.(1)	31,047	5,945,500
Huntington Ingalls Industries, Inc.	41,856	8,347,761
		14,293,261
Air Freight and Logistics — 0.5%
FedEx Corp.	22,289	5,157,452
Automobiles — 2.3%
Honda Motor Co. Ltd.	122,100	3,461,027
Tesla, Inc.(1)	20,657	22,259,983
		25,721,010
Banks — 6.4%
Bank of America Corp.	281,589	11,607,099
Bank of Nova Scotia	71,917	5,154,392
Canadian Imperial Bank of Commerce	62,837	7,627,497
Comerica, Inc.	64,622	5,843,767
JPMorgan Chase & Co.	110,082	15,006,378
KeyCorp	290,082	6,492,035
Royal Bank of Canada	76,917	8,468,468
Synovus Financial Corp.	88,546	4,338,754
Wells Fargo & Co.	160,774	7,791,108
		72,329,498
Beverages — 0.3%
Coca-Cola Co.	47,390	2,938,180
Biotechnology — 4.3%
AbbVie, Inc.	140,335	22,749,707
Amgen, Inc.	22,012	5,322,942
Biogen, Inc.(1)	24,222	5,101,153
Exelixis, Inc.(1)	251,767	5,707,558
Horizon Therapeutics PLC(1)	34,075	3,585,031
Regeneron Pharmaceuticals, Inc.(1)	4,373	3,054,190
United Therapeutics Corp.(1)	19,703	3,534,915
		49,055,496
Building Products — 0.6%
Owens Corning	70,340	6,436,110
Capital Markets — 1.7%
Goldman Sachs Group, Inc.	17,518	5,782,692
Morgan Stanley	75,199	6,572,393
Virtu Financial, Inc., Class A	189,334	7,047,011
		19,402,096
Chemicals — 2.1%
CF Industries Holdings, Inc.	66,958	6,900,691
Eastman Chemical Co.	18,761	2,102,358
Olin Corp.	160,706	8,401,710
Sherwin-Williams Co.	24,237	6,050,040
		23,454,799
Commercial Services and Supplies — 0.8%
Waste Management, Inc.	56,986	9,032,281
Communications Equipment — 0.3%
Lumentum Holdings, Inc.(1)	35,531	3,467,826

Construction and Engineering — 1.3%
Dycom Industries, Inc.(1)	18,007	1,715,347
MasTec, Inc.(1)	46,448	4,045,621
Quanta Services, Inc.	71,371	9,393,137
		15,154,105
Diversified Consumer Services — 0.2%
H&R Block, Inc.	110,369	2,874,009
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(1)	64,350	22,709,759
Electric Utilities — 0.4%
NRG Energy, Inc.	120,683	4,629,400
Electrical Equipment — 0.2%
Atkore, Inc.(1)	23,047	2,268,747
Entertainment — 1.3%
Electronic Arts, Inc.	46,758	5,915,354
Nintendo Co. Ltd.	12,900	6,511,429
Playtika Holding Corp.(1)	142,478	2,754,100
		15,180,883
Equity Real Estate Investment Trusts (REITs) — 1.1%
Prologis, Inc.	53,171	8,586,053
Weyerhaeuser Co.	113,983	4,319,956
		12,906,009
Food and Staples Retailing — 2.3%
Costco Wholesale Corp.	14,489	8,343,490
Kroger Co.	118,114	6,776,200
Sprouts Farmers Market, Inc.(1)	51,814	1,657,012
Walmart, Inc.	61,591	9,172,132
		25,948,834
Food Products — 1.4%
Archer-Daniels-Midland Co.	108,823	9,822,364
Tyson Foods, Inc., Class A	70,510	6,319,811
		16,142,175
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories	76,930	9,105,435
Hologic, Inc.(1)	122,040	9,375,113
Tandem Diabetes Care, Inc.(1)	20,075	2,334,521
		20,815,069
Health Care Providers and Services — 5.3%
Acadia Healthcare Co., Inc.(1)	58,332	3,822,496
AMN Healthcare Services, Inc.(1)	22,045	2,299,955
Anthem, Inc.	10,962	5,384,754
CVS Health Corp.	80,501	8,147,506
McKesson Corp.	59,204	18,124,120
Molina Healthcare, Inc.(1)	12,073	4,027,432
UnitedHealth Group, Inc.	36,371	18,548,119
		60,354,382
Hotels, Restaurants and Leisure — 0.8%
Boyd Gaming Corp.	47,109	3,098,830
Scientific Games Corp., Class A(1)	45,043	2,646,276
Yum! Brands, Inc.	27,729	3,286,719
		9,031,825
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	9,097	1,770,094
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	10,299	28,645,124

Alphabet, Inc., Class C(1)	8,785	24,536,417
Meta Platforms, Inc., Class A(1)	57,560	12,799,041
		65,980,582
Internet and Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	12,150	39,608,392
IT Services — 4.1%
Accenture PLC, Class A	42,824	14,441,537
Akamai Technologies, Inc.(1)	53,852	6,429,390
Amdocs Ltd.	43,090	3,542,429
Cognizant Technology Solutions Corp., Class A	120,007	10,761,028
Fidelity National Information Services, Inc.	75,342	7,565,844
Gartner, Inc.(1)	13,670	4,066,278
		46,806,506
Leisure Products — 0.2%
Brunswick Corp.	22,967	1,857,801
Life Sciences Tools and Services — 1.0%
Bruker Corp.	23,195	1,491,438
Charles River Laboratories International, Inc.(1)	11,040	3,135,029
PerkinElmer, Inc.	39,252	6,847,904
		11,474,371
Machinery — 3.1%
AGCO Corp.	93,886	13,710,173
CNH Industrial NV	377,563	5,988,149
Cummins, Inc.	31,780	6,518,396
Oshkosh Corp.	58,370	5,874,940
Snap-on, Inc.	15,791	3,244,735
		35,336,393
Media — 1.9%
Comcast Corp., Class A	236,408	11,068,622
Interpublic Group of Cos., Inc.	185,788	6,586,185
Sirius XM Holdings, Inc.	522,630	3,459,811
		21,114,618
Multiline Retail — 1.5%
Dillard's, Inc., Class A	12,300	3,301,197
Kohl's Corp.	66,969	4,048,946
Target Corp.	45,241	9,601,045
		16,951,188
Oil, Gas and Consumable Fuels — 4.6%
Antero Resources Corp.(1)	167,051	5,100,067
APA Corp.	95,637	3,952,677
Chevron Corp.	48,083	7,829,355
CNX Resources Corp.(1)	182,803	3,787,678
Devon Energy Corp.	171,971	10,168,645
Enviva, Inc.	77,484	6,132,859
Ovintiv, Inc.	165,552	8,951,397
Targa Resources Corp.	76,215	5,751,946
		51,674,624
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	116,815	8,530,999
Johnson & Johnson	70,182	12,438,356
Merck & Co., Inc.	105,487	8,655,208
Organon & Co.	60,259	2,104,847
Roche Holding AG	25,886	10,242,099
		41,971,509

Professional Services — 0.8%
CACI International, Inc., Class A(1)	22,220	6,693,997
KBR, Inc.	46,919	2,567,877
		9,261,874
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.(1)	22,688	5,432,868
Road and Rail — 1.3%
Ryder System, Inc.	38,576	3,060,234
Union Pacific Corp.	43,487	11,881,083
		14,941,317
Semiconductors and Semiconductor Equipment — 6.1%
Broadcom, Inc.	19,175	12,074,114
Cirrus Logic, Inc.(1)	45,138	3,827,251
Enphase Energy, Inc.(1)	17,587	3,548,705
GLOBALFOUNDRIES, Inc.(1)	44,620	2,785,180
Intel Corp.	77,749	3,853,241
KLA Corp.	13,955	5,108,367
Kulicke & Soffa Industries, Inc.	28,078	1,572,930
NVIDIA Corp.	46,314	12,637,238
NXP Semiconductors NV	41,916	7,757,813
Qorvo, Inc.(1)	28,497	3,536,478
STMicroelectronics NV, (New York)	60,674	2,622,330
Synaptics, Inc.(1)	14,505	2,893,748
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	63,663	6,637,504
		68,854,899
Software — 9.8%
Box, Inc., Class A(1)	196,256	5,703,199
HubSpot, Inc.(1)	6,736	3,199,196
Microsoft Corp.	250,481	77,225,797
Oracle Corp. (New York)	87,087	7,204,708
Palo Alto Networks, Inc.(1)	11,967	7,449,577
Teradata Corp.(1)	80,396	3,962,719
VMware, Inc., Class A	59,789	6,808,173
		111,553,369
Specialty Retail — 2.8%
AutoZone, Inc.(1)	1,448	2,960,552
Bath & Body Works, Inc.	69,983	3,345,188
Dick's Sporting Goods, Inc.	55,290	5,530,106
Home Depot, Inc.	30,231	9,049,045
Lowe's Cos., Inc.	13,980	2,826,616
Penske Automotive Group, Inc.	34,982	3,278,513
Ulta Beauty, Inc.(1)	12,510	4,981,732
		31,971,752
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	400,391	69,912,273
Dell Technologies, Inc., Class C(1)	169,173	8,490,793
HP, Inc.	123,056	4,466,933
NetApp, Inc.	39,880	3,310,040
Seagate Technology Holdings PLC	57,025	5,126,547
		91,306,586
Textiles, Apparel and Luxury Goods — 0.2%
Levi Strauss & Co., Class A	139,357	2,753,694
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	4,542,748	7,449,126
TOTAL COMMON STOCKS (Cost $883,906,462)		1,117,374,769

SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,601,491	3,601,491
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $1,003,767), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $983,907)		983,900
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $10,035,835), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $9,839,068)		9,839,000
		10,822,900
TOTAL SHORT-TERM INVESTMENTS (Cost $14,424,391)		14,424,391
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $898,330,853)		1,131,799,160
OTHER ASSETS AND LIABILITIES — 0.1%		1,353,965
TOTAL NET ASSETS — 100.0%		$1,133,153,125

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	49	June 2022	$11,100,338	$(74,051)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,068,460,731	48,914,038	—
Short-Term Investments	3,601,491	10,822,900	—
	1,072,062,222	59,736,938	—

Liabilities
Other Financial Instruments
Futures Contracts	74,051	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.